LONG-TERM PREPAYMENTS AND OTHER ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about long-term prepayments and other assets [line items]
Operating rights of service stations	¥ 29,714	¥ 31,856
Others (i)	31,326	34,025
Balance as of end of year	70,030	74,543
Third parties
Disclosure of detailed information about long-term prepayments and other assets [line items]
Prepayments for construction projects to third parties	7,470	5,861
Sinopec Group Company and fellow subsidiaries.
Disclosure of detailed information about long-term prepayments and other assets [line items]
Long-term receivables from and prepayment to Sinopec Group Company and fellow subsidiaries	¥ 1,520	¥ 2,801